Subsequent Events (Details) - CIK 0001822888 Virtuoso Acquisition Corp [Member] - USD ($) $ / shares in Units, $ in Millions		9 Months Ended
	Nov. 10, 2021	Sep. 30, 2021
Subsequent Event [Line Items]
SubsequentEventDescription		Subject to certain termination provisions, the Forward Purchase Agreement provides that on the 2-year anniversary of the effective date of the Forward Purchase Transaction (the “Maturity Date”), each Seller will sell to Wejo the number of shares purchased by such Seller (up to a maximum of 7,500,000 shares across all Sellers) of VOSO Shares (or any shares received in a share-for-share exchange pursuant to the Business Combination) (the “FPA Shares”) at a price equal to the per share redemption price of VOSO Shares calculated pursuant to Section 9.2 of Virtuoso’s Certificate of Incorporation (the “Forward Price”).
Subsequent Event
Subsequent Event [Line Items]
AdditionalAggregateAmount	$ 3.5
PurchasePrice	$ 10.00
InvestmentAmount	$ 128.5